Balanced Fund
Balanced Fund
Investment Objective
The Tributary Balanced Fund (the "Fund") seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Balanced Fund		Institutional	Institutional Plus
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Other Expenses		0.31%	0.31%
Shareholder Servicing Fees		0.20%	none
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.28%	1.08%
Fee Waiver	[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses Less Fee Waiver		1.21%	1.01%
[1]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
[2]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (which apply to the Institutional Class shares only), brokerage costs, interest, taxes and dividend, extraordinary expenses, and acquired fund fees and expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.99%. Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Balanced Fund - USD ($)	1 year	3 years	5 years	10 years
Institutional	123	399	696	1,539
Institutional Plus	103	337	589	1,311

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Based on the investment adviser's assessment of market conditions, the Fund will allocate its assets among stocks, fixed income securities, and cash equivalents. The Fund will normally invest 25% to 75% of its assets in stocks and convertible securities and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations.

With respect to the equity portion of the Fund, the sub-adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The sub-adviser employs strategies to control the risks of the Fund's equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the sub-adviser intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization ("NRSRO"), or if unrated, deemed to be of comparable quality by the Fund's sub-adviser. However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings ("junk" or "high yield" bonds) but not lower than a B rating by an NRSRO at the time of purchase. In addition, the sub-adviser seeks to maintain a dollar-weighted average maturity of three years or more for its fixed income allocation.

Principal Risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment grade" by national ratings agencies. Junk bonds are subject to increased risk of an issuer's inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Interest Rate Risk: Changes in interest rates affect the value of the Fund's fixed income securities. When interest rates rise, the value of the Fund's fixed income securities and the Fund's shares will decline.

Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Mortgage-Related and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Reinvestment Risk: If interest rates decline when a fixed income security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Performance History for Past 10 Years

The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a composite index that is comprised of 60% of the Fund's equity benchmark and 40% of the Fund's fixed income benchmark. The composite index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the indices do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Effective October 1, 2014, for consistency with the dollar-weighted average maturity parameters of the fixed income portion of the Fund, the Fund replaced the Barclays U.S. Government/Credit Index with the Barclays U.S. Intermediate Government/Credit Index and the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Government/Credit Index with the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Intermediate Government/Credit Index, as the Fund's secondary benchmarks.

Annual Total Returns — Institutional Class (%)

The Institutional Class' total return for the six-month period ended June 30, 2015 was 4.36%.
Best Quarter	Worst Quarter
June 30, 2009	September 30, 2008
16.86%	-11.98%

Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Returns - Balanced Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional	5.81%	11.85%	7.34%
After Taxes on Distributions | Institutional	3.67%	10.85%	6.41%
After Taxes on Distributions and Sale of Fund Shares | Institutional	5.07%	9.44%	5.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Barclays Intermediate Government/ Credit Index (reflects no deduction for fees, expenses, or taxes)	3.13%	3.54%	4.10%
Composite Index (60% S&P 500 Index, 40% Barclays U.S. Intermediate Government/Credit Index) (reflects no deduction for fees, expenses, or taxes)	9.43%	10.78%	6.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.